Investment Objectives and Goals - Oakmark U.S. Large Cap ETF	Nov. 18, 2024
Prospectus [Line Items]
Risk/Return [Heading]	OAKMARK U.S. LARGE CAP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Oakmark U.S. Large Cap ETF seeks long-term capital appreciation.